Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Salaries and consulting fees	$ 577,774	$ 425,412	$ 533,568
Share-based compensation	60,929	33,083
Stock option expense	144,639
Total	$ 783,342	$ 458,495	$ 533,568